Risks and Uncertainties (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) investment	Dec. 31, 2024 USD ($) investment
EBP, Risk and Uncertainty [Line Items]
Number of mutual funds activity managed | investment	1
Number of investments activity managed | investment	2	2
Net assets available for benefits	$ 1,586,879,729	$ 1,467,045,204
EBP, Mutual Fund
EBP, Risk and Uncertainty [Line Items]
Net assets available for benefits	160,693,465
Target Date Collective Investment Income Funds
EBP, Risk and Uncertainty [Line Items]
Net assets available for benefits	$ 577,325,556	$ 396,090,519